CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance	$ 309	$ 374
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares authorized	250,000,000	250,000,000
Common stock, Shares issued	72,335,952	59,710,047
Common stock, Shares outstanding	72,335,952	59,710,047